March 3, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds II - Post-Effective Amendment No. 2 (the “Amendment”)

1933 Act Registration No. 333-274946

1940 Act Registration No. 811-23907

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor Funds II (the “Trust”) certifies that:

a.	the form of the Trust’s Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment; and

b.	the text of the Amendment was filed with the Commission via EDGAR on February 27, 2025 (Accession No. 0001193125-25-037304) with an effective date of March 1, 2025.

Please do not hesitate to contact the undersigned at (312) 443-4634 if you have any questions.

Sincerely,

/s/ Meredyth Whitford-Schultz
Meredyth Whitford-Schultz
Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Diana R. Podgorny, Esq.

Harbor Funds II

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborcapital.com

Distributed by Harbor Funds Distributors, Inc.